Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 390,687	$ 35,371,266	$ (38,894,909)	$ (3,132,956)
Beginning balance, shares at Dec. 31, 2023	390,687,459
Net income			(451,204)	(451,204)
Ending balance, value at Mar. 31, 2024	$ 390,687	35,371,266	(39,346,113)	(3,584,160)
Ending balance, shares at Mar. 31, 2024	390,687,459
Beginning balance, value at Dec. 31, 2023	$ 390,687	35,371,266	(38,894,909)	(3,132,956)
Beginning balance, shares at Dec. 31, 2023	390,687,459
Net income				(2,164,954)
Ending balance, value at Sep. 30, 2024	$ 390,687	35,371,266	(41,059,863)	(5,297,910)
Ending balance, shares at Sep. 30, 2024	390,687,459
Beginning balance, value at Mar. 31, 2024	$ 390,687	35,371,266	(39,346,113)	(3,584,160)
Beginning balance, shares at Mar. 31, 2024	390,687,459
Net income			(315,478)	(315,478)
Ending balance, value at Jun. 30, 2024	$ 390,687	35,371,266	(39,661,591)	(3,899,638)
Ending balance, shares at Jun. 30, 2024	390,687,459
Net income			(1,398,272)	(1,398,272)
Ending balance, value at Sep. 30, 2024	$ 390,687	35,371,266	(41,059,863)	(5,297,910)
Ending balance, shares at Sep. 30, 2024	390,687,459
Beginning balance, value at Dec. 31, 2024	$ 390,687	35,371,266	(40,484,968)	(4,723,015)
Beginning balance, shares at Dec. 31, 2024	390,687,459
Stock-based compensation		21,679,711		21,679,711
Net income			(20,872,081)	(20,872,081)
Ending balance, value at Mar. 31, 2025	$ 390,687	57,050,977	(61,357,049)	(3,915,385)
Ending balance, shares at Mar. 31, 2025	390,687,459
Beginning balance, value at Dec. 31, 2024	$ 390,687	35,371,266	(40,484,968)	(4,723,015)
Beginning balance, shares at Dec. 31, 2024	390,687,459
Net income				(14,362,089)
Ending balance, value at Sep. 30, 2025	$ 2,438,304	32,801,079	(54,847,057)	(19,607,674)
Ending balance, shares at Sep. 30, 2025	2,438,304,765
Beginning balance, value at Mar. 31, 2025	$ 390,687	57,050,977	(61,357,049)	(3,915,385)
Beginning balance, shares at Mar. 31, 2025	390,687,459
Shares issued for cash	$ 38,511	261,489		300,000
Shares issued for cash, shares	38,510,911
Shares issued for settlement of accrued salary	$ 513,320	1,026,641		1,539,961
Shares issued for settlement of accrued salary, shares	513,320,326
Shares issued for asset acquisition	$ 1,260,246	1,890,370		3,150,616
Shares issued for asset acquisition, shares	1,260,246,354
Shares issued for conversion of notes payable and settlement of derivative	$ 92,120	548,388		640,508
Shares issued for conversion of notes payable and settlement of derivative, shares	92,119,909
Shares issued for compensation	$ 7,500	18,750		26,250
Shares issued for compensation, shares	7,500,000
Stock options issued for settlement of accrued salary		100,000		100,000
Stock-based compensation		2,567,176		2,567,176
Net income			(3,827,281)	(3,827,281)
Ending balance, value at Jun. 30, 2025	$ 2,302,384	63,463,791	(65,184,330)	581,845
Ending balance, shares at Jun. 30, 2025	2,302,384,959
Shares issued for inducement of convertible notes	$ 20,400	356,743		377,143
Shares issued for inducement of convertible notes, shares	20,400,000
Shares issued for conversion of notes payable and settlement of derivative	$ 83,020	694,938		777,958
Shares issued for conversion of notes payable and settlement of derivative, shares	83,019,806
Shares issued for deferred offering costs	$ 25,000	470,000		495,000
Shares issued for deferred offering costs, shares	25,000,000
Shares issued for compensation	$ 7,500	159,000		166,500
Shares issued for compensation, shares	7,500,000
Relief of warrant derivative liability upon conversion of notes payable		52,096		52,096
Establishment of derivative liability upon issuance of convertible notes		(32,395,489)		(32,395,489)
Net income			10,337,273	10,337,273
Ending balance, value at Sep. 30, 2025	$ 2,438,304	$ 32,801,079	$ (54,847,057)	$ (19,607,674)
Ending balance, shares at Sep. 30, 2025	2,438,304,765